CAPITAL AND RESERVES (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of Share Capital
	December 31, 2022	December 31, 2021
	Class ‘A’ Ordinary shares ‘000s	Class ‘A’ Ordinary shares ‘000s
In thousands of shares
In issue at January 1	96,162	96,162
Issued for cash (a)	47,492	-
Issued as consideration for Exchangeable Notes purchase (b)	21,332	-

At period end	164,986	96,162

	December 31, 2022	December 31, 2021
	ADS	ADS
In thousands of ADSs
Balance at January 1	24,041	24,041
Issued for cash	11,873	-
Issued as consideration for Exchangeable Notes purchase	5,333	-

At period end	41,247	24,041

The amounts in the tables above are inclusive of Treasury Shares. The number of Treasury Shares is as follows:

	December 31, 2022	December 31, 2021
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of shares
Balance at January 1	12,556	12,556
Purchased during period	-	-

At period end	12,556	12,556

	December 31, 2022	December 31, 2021
	Class ‘A’ Treasury shares ‘000s	Class ‘A’ Treasury shares ‘000s
In thousands of ADSs
Balance at January 1	3,139	3,139
Purchased during period	-	-

At period end	3,139	3,139